Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	May 03, 2016
C000225291
Account Value [Line Items]
Line Graph and Table Measure Name	Centerstone Investors Fund
Account Value	$ 13,684	$ 13,275	$ 12,673	$ 13,016	$ 13,260	$ 8,679	$ 11,074	$ 11,102	$ 10,140	$ 9,497
C000225292
Account Value [Line Items]
Line Graph and Table Measure Name	Centerstone Investors Fund
Account Value	$ 13,545	13,235	12,721	13,168	13,526	8,915	11,465	11,581	10,650	10,000
C000225290
Account Value [Line Items]
Line Graph and Table Measure Name	Centerstone Investors Fund
Account Value	$ 14,741	14,271	13,574	13,917	14,141	9,229	11,750	11,753	10,702	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,818	29,393	22,631	24,526	21,208	13,564	14,582	13,317	11,682	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,818	29,393	22,631	24,526	21,208	13,564	14,582	13,317	11,682	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,818	29,393	22,631	24,526	21,208	13,564	14,582	13,317	11,682	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 24,236	22,619	18,357	19,832	18,487	11,958	13,474	13,133	11,435	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 24,236	22,619	18,357	19,832	18,487	11,958	13,474	13,133	11,435	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 24,236	$ 22,619	$ 18,357	$ 19,832	$ 18,487	$ 11,958	$ 13,474	$ 13,133	$ 11,435	$ 10,000